Stock-based Compensation (Options Assumptions) (Details) - Stock Option Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assumptions
Grant price (in dollars per share)	$ 126.13	$ 110.94	$ 98.05
Expected stock price volatility	19.00%	18.00%	18.00%
Expected term (years)	5 years 8 months 12 days	5 years 6 months	5 years 6 months
Risk-free interest rate	1.26%	1.75%	2.08%
Dividend rate (in dollars per share)	$ 2.30	$ 2.15	$ 1.82
Weighted-average grant date fair value (in dollars per share)	$ 19.09	$ 16.34	$ 15.34